                           Supplement to Prospectus dated May 1, 2001, as supplemented on September 17, 2001
                                                  Supplement dated September 17, 2001

This Supplement should be retained with the current Prospectus for your variable life policy issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

AST Money Market portfolio
Due to the events of September 11, 2001 and the subsequent  closure of the New York Stock  Exchange,  the change to the sub-advisor for the AST Money Market  portfolio will not be effective as of September 17, 2001.  Wells Fargo Capital  Management,  Inc. will become the sub-advisor for the AST Money Market  portfolio as soon as reasonably  practicable once the New York Stock Exchange  reopens.  American
Skandia anticipates that the change of sub-advisor will take place on or about September 24, 2001.

AST Alger All-Cap Growth
Due to the events of September 11, 2001,  effective  September 17, 2001,  Massachusetts  Financial Services Company ("MFS") will act as interim  co-portfolio  manager for the AST Alger All-Cap  Growth  portfolio.  Personnel  from the MFS team  currently  responsible  for managing American Skandia's AST MFS Growth portfolio will be assuming  day-to-day  management of the AST Alger All-Cap Growth portfolio assets in conjunction with personnel from Fred Alger Management, Inc.

AST American Century International Growth and AST American Century International Growth II
Shareholders  have  approved  the merger of the AST American  Century  International  Growth  portfolio  and the AST  American  Century
International  Growth II portfolio.  However,  due to the events of September 11, 2001 and the subsequent closure of the New York Stock
Exchange,  the merger will not be  effective  as of  September  17,  2001.  Completion  of the merger will occur as soon as  reasonably practicable  once the New York Stock  Exchange  reopens.  American  Skandia  anticipates  that the  merger  will take place on or about
September 24, 2001.